UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08548

Large-Cap Value Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

Large-Cap Value Portfolio                                                                                                                 as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.9%

Security	Shares	Value
Aerospace & Defense — 3.3%
General Dynamics Corp.	650,000	$49,660,000
Lockheed Martin Corp.	550,000	53,361,000
United Technologies Corp.	900,000	58,500,000
		$161,521,000
Auto Components — 0.7%
Johnson Controls, Inc.	350,000	$33,117,000
		$33,117,000
Capital Markets — 5.7%
Bank of New York Co., Inc.	950,000	$38,522,500
Goldman Sachs Group, Inc.	500,000	103,315,000
Lehman Brothers Holdings, Inc.	500,000	35,035,000
Merrill Lynch & Co., Inc.	1,250,000	102,087,500
		$278,960,000
Chemicals — 1.5%
Air Products and Chemicals, Inc.	450,000	$33,250,500
Du Pont (E.I.) de Nemours Co.	800,000	39,544,000
		$72,794,500
Commercial Banks — 4.1%
US Bancorp	1,000,000	$34,970,000
Wachovia Corp.	1,750,000	96,337,500
Wells Fargo and Co.	2,050,000	70,581,500
		$201,889,000
Communications Equipment — 1.4%
Nokia Oyj ADR (1)	3,000,000	$68,760,000
		$68,760,000
Computer Peripherals — 4.7%
Hewlett-Packard Co.	2,750,000	$110,385,000
International Business Machines Corp.	1,025,000	96,616,500
NCR Corp. (2)	500,000	23,885,000
		$230,886,500
Consumer Finance — 0.5%
Capital One Financial Corp.	300,000	$22,638,000
		$22,638,000
Diversified Financial Services — 6.8%
Bank of America Corp.	2,100,000	$107,142,000
Citigroup, Inc.	2,250,000	115,515,000
JPMorgan Chase & Co.	2,350,000	113,693,000
		$336,350,000

Diversified Telecommunication Services — 4.3%
AT&T, Inc.	2,850,000	$112,375,500
Verizon Communications, Inc.	2,700,000	102,384,000
		$214,759,500
Electric Utilities — 1.8%
Edison International	1,800,000	$88,434,000
		$88,434,000
Food & Staples Retailing — 3.1%
Kroger Co. (The)	1,000,000	$28,250,000
Safeway, Inc.	1,500,000	54,960,000
Wal-Mart Stores, Inc.	1,500,000	70,425,000
		$153,635,000
Food Products — 2.0%
Nestle SA	250,000	$96,968,791
		$96,968,791
Health Care Providers & Services — 0.7%
Aetna, Inc.	800,000	$35,032,000
		$35,032,000
Hotels, Restaurants & Leisure — 1.3%
McDonald’s Corp.	1,450,000	$65,322,500
		$65,322,500
Household Products — 0.8%
Kimberly-Clark Corp.	550,000	$37,669,500
		$37,669,500
Independent Power Producers & Energy Traders — 1.2%
Mirant Corp. (2)	1,524,223	$61,670,063
		$61,670,063
Industrial Conglomerates — 0.8%
General Electric Co.	1,150,000	$40,664,000
		$40,664,000
Insurance — 9.4%
Allstate Corp.	500,000	$30,030,000
American International Group, Inc.	1,550,000	104,191,000
Chubb Corp. (The)	1,200,000	62,004,000
Hartford Financial Services Group, Inc., (The)	825,000	78,853,500
Lincoln National Corp.	800,000	54,232,000
Prudential Financial, Inc. (1)	600,000	54,156,000
St. Paul Travelers Cos., Inc. (The)	1,525,000	78,949,250
		$462,415,750

Machinery — 1.6%
Deere & Co.	750,000	$81,480,000
		$81,480,000
Media — 2.6%
Time Warner, Inc.	4,000,000	$78,880,000
Walt Disney Co.	1,400,000	48,202,000
		$127,082,000
Metals & Mining — 2.5%
Alcoa, Inc.	1,250,000	$42,375,000
BHP Billiton, Ltd. ADR	550,000	26,647,500
Freeport-McMoRan Copper & Gold, Inc., Class B (1)	450,000	29,785,500
Nucor Corp.	400,000	26,052,000
		$124,860,000
Multiline Retail — 1.4%
Federated Department Stores, Inc.	1,550,000	$69,827,500
		$69,827,500
Multi-Utilities — 3.5%
Dominion Resources, Inc.	850,000	$75,454,500
Public Service Enterprise Group, Inc.	1,200,000	99,648,000
		$175,102,500
Oil, Gas & Consumable Fuels — 13.2%
Apache Corp.	800,000	$56,560,000
Chevron Corp.	1,275,000	94,299,000
ConocoPhillips	1,800,000	123,030,000
Exxon Mobil Corp.	1,700,000	128,265,000
Hess Corp.	1,200,000	66,564,000
Occidental Petroleum Corp.	1,900,000	93,689,000
Valero Energy Corp. (1)	900,000	58,041,000
XTO Energy, Inc.	550,000	30,145,500
		$650,593,500
Pharmaceuticals — 7.3%
Abbott Laboratories	1,150,000	$64,170,000
Johnson & Johnson	850,000	51,221,000
Novartis AG (1)	825,000	45,876,227
Pfizer, Inc.	3,300,000	83,358,000
Wyeth	2,300,000	115,069,000
		$359,694,227
Real Estate Investment Trusts (REITs) — 1.9%
AvalonBay Communities, Inc. (1)	300,000	$39,000,000
Simon Property Group, Inc.	500,000	55,625,000
		$94,625,000

Road & Rail — 2.0%
Burlington Northern Santa Fe Corp.	1,200,000	$96,516,000
		$96,516,000
Software — 0.5%
Oracle Corp. (2)	1,250,000	$22,662,500
		$22,662,500
Specialty Retail — 1.4%
Bed Bath & Beyond, Inc. (2)	800,000	$32,136,000
Home Depot, Inc.	1,050,000	38,577,000
		$70,713,000
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B	375,000	$39,847,500
		$39,847,500
Thrifts & Mortgage Finance — 0.8%
Washington Mutual, Inc.	1,000,000	$40,380,000
		$40,380,000
Tobacco — 2.5%
Altria Group, Inc.	1,400,000	$122,934,000
		$122,934,000
Wireless Telecommunication Services — 0.8%
Alltel Corp.	650,000	$40,300,000
		$40,300,000
Total Common Stocks (identified cost $4,046,705,580)		$4,780,104,831

Short-Term Investments — 5.9%

	Shares/
	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.30% (3)(4)	111,644	$111,643,802
Investment in Cash Management Portfolio, 4.74% (3)	177,916	177,915,626
Total Short-Term Investments (at amortized cost, $289,559,428)		$289,559,428
Total Investments — 102.8% (identified cost $4,336,265,008)		$5,069,664,259
Other Assets, Less Liabilities — (2.8)%		$(139,019,526)
Net Assets — 100.0%		$4,930,644,733

(1)	All or a portion of these securities were on loan at March 31, 2007.

(2)	Non-income producing security.
(3)

Affiliated investments investing in high quality, U.S. Dollar denominated money market instruments, and that are available to Eaton Vance portfolios and funds. The rates shown are the annualized seven-day yield as of March 31, 2007.

(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan as of March 31, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

The Portfolio did not have any open financial instruments at March 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$4,338,394,081
Gross unrealized appreciation	$739,895,347
Gross unrealized depreciation	(8,625,169)
Net unrealized appreciation	$731,270,178

The net unrealized appreciation on foreign currency at March 31, 2007 was $6,459.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Value Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 21, 2007

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	May 21, 2007